Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

14.            Subsequent Events:

a)	On July 5, 2022, the Company entered into a loan agreement with Citi (the “Citi $100,000 Facility”) for a loan of up to $100,000 in two tranches priced at Secured Overnight Financing Rate (“SOFR”) plus margin. The first tranche of $48,341 was drawn on July 18, 2022 and used to replenish the funds used in June for the prepayment of the outstanding lease amounts of the vessels Star Sirius, Laura, Idee Fixe, Kaley and Roberta under the lease agreements with CMBL (Note 6). The second tranche of $51,659 is expected to be drawn in late August in order to refinance the outstanding lease amounts of the vessels Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis, under the lease agreements with CMBL, for which vessels, notices of purchase option have been given to CMBL, in May 2022. Both tranches of the Citi $100,000 Facility will mature five years from their drawdown and are secured by the 12 aforementioned vessels.

b)	On August 3, 2022, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (publ) (“SEB”) (the “SEB $42,000 Facility”) for a loan of up to $42,000, priced at SOFR plus margin,in three tranches, which were drawn on August 3, 2022. The first two tranches of $12,800 and $13,500 were used to refinance, the aggregate outstanding amounts under the HSBC $80,000 Facility, of the vessels Mercurial Virgo and Amami, respectively, and the third tranche of $15,700 was used to refinance, the outstanding amount under the NTT $17,600 Facility, of the vessel Star Calypso. Each tranche of the SEB $42,000 Facility will mature five years from its drawdown and is secured by the three aforementioned vessels.

c)	On August 4, 2022, the Company entered into a new loan agreement with ABN AMRO Bank N.V., in order to refinance the outstanding of $67.9 million amount under the ABN $115,000 Facility, (the “ABN $67,897 Facility”). The ABN $67,897 Facility, provides for a lower margin above SOFR and an extension of the final repayment date from December 2023 to August 2027, five years after its drawdown and is secured by the seven vessels previously securing the ABN $115,000 Facility.